ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts Payable and Accrued Liabilities [Line Items]
Employees and payroll accruals	$ 308	$ 264
Accrued expenses	1,697	1,264
Government authorities	65	61
Accounts Payable, Other, Current	$ 2,070	$ 1,589